Company financial information - Cash flows (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Cash flows from operating activities
Cash generated from operations | $			$ 1,376		$ 1,523	[1]		$ 1,225	[1]
Interest paid | $			(537)		(573)			(617)
Net cash from operating activities | $			734		847	[1]		515	[1]
Cash flows from investing activities
Net cash used in investing activities | $			(575)		(492)	[1]		(3,387)	[1]
Cash flows from financing activities
Proceeds from borrowings | $			114		3,730	[1]		6,169	[1]
Deferred debt issue costs paid | $			(5)		(43)	[1]		(82)	[1]
Net cash (outflow)/inflow from financing activities | $			(399)		(429)	[1]		3,059	[1]
Net (decrease)/increase in cash and cash equivalents | $			(258)		5
Cash and cash equivalents at the beginning of the year | $	[1],[2]		823		818			603
Effect of exchange rate changes on cash and cash equivalents | $			(18)		79	[1]		28	[1]
Cash and cash equivalents at the end of the year | $			$ 565		$ 823	[1],[2]		$ 818	[1],[2]
ARD Finance S.A.
Cash flows from operating activities
Related party interest received		€ 35		€ 54
Interest paid		(102)		(105)
Net cash from operating activities		(67)		(51)
Cash flows from investing activities
Repayment of loans from subsidiary undertakings				(3)			€ (404)
Contribution to subsidiary undertaking		(18)		(45)			(431)
Dividends received		86		133			270
Loans granted to subsidiary undertakings							(679)
Net cash used in investing activities		68		85			(1,244)
Cash flows from financing activities
Proceeds from borrowings							1,529
Dividends paid				(3)			(270)
Deferred debt issue costs paid				(3)			(12)
Net cash (outflow)/inflow from financing activities				(6)			1,247
Net (decrease)/increase in cash and cash equivalents		1		28			3
Cash and cash equivalents at the beginning of the year		32		4			1
Effect of exchange rate changes on cash and cash equivalents		(2)
Cash and cash equivalents at the end of the year		€ 31		€ 32			€ 4

[1]	The consolidated statements of cash flows for the years ended December 31, 2017 and 2016 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements
[2]	The consolidated statements of financial position as at December 31, 2017, 2016 and 2015 have been re-presented to reflect the Group’s change in presentation currency from euro to U.S. dollar on January 1, 2018 as described in Notes 2 and 26 to these consolidated financial statements